Related Party Transactions (Details) - USD ($)				1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 08, 2023	Aug. 26, 2022	Feb. 25, 2022	Jan. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	May 06, 2021	Jan. 08, 2021
Related Party Transactions [Line Items]
Issued and outstanding common stock percentage				20.00%
Shares subject to forfeiture (in Shares)
Aggregate principal amount		$ 400,000	$ 500,000									$ 200,000
Outstanding promissory note							$ 126,030		$ 0	$ 141,367
Working capital loan outstanding									$ 0	0
Price per warrant (in Dollars per share)					$ 10		$ 10		$ 1.5
Outstanding under convertible promissory note					$ 1,300,000		$ 1,300,000		$ 900,000
Change in fair value of convertible promissory note						$ (477,730)		$ (681,130)	$ (811,150)
Exceed warrant (in Shares)		1,000,000	1,000,000
Warrant [Member]
Related Party Transactions [Line Items]
Price per warrant (in Dollars per share)									$ 1.5
Price of warrant (in Dollars per share)	$ 1.5	$ 1.5	$ 1.5
Promissory Note With Related Party [Member]
Related Party Transactions [Line Items]
Aggregate principal amount			$ 500,000
Common Stock [Member]
Related Party Transactions [Line Items]
Outstanding under convertible promissory note									$ 88,850
Convertible Promissory Notes [Member]
Related Party Transactions [Line Items]
Outstanding under convertible promissory note										$ 0
Change in fair value of convertible promissory note									88,850
Founder Shares [Member]
Related Party Transactions [Line Items]
Sponsor paid				$ 25,000
Shares subject to forfeiture (in Shares)
Founder Shares [Member] | Sponsor [Member] | Class B Common Stock [Member]
Related Party Transactions [Line Items]
Issuance shares (in Shares)				7,187,500
Subject to forfeiture (in Shares)				937,500
Issued and outstanding common stock percentage				20.00%
Exceed price per share (in Dollars per share)				$ 12			$ 12
Related Party Loans [Member] | Working Capital Loan [Member]
Related Party Transactions [Line Items]
Conversion amount							$ 1,500,000		$ 1,500,000
Convertible Promissory Note With Related Party [Member]
Related Party Transactions [Line Items]
Aggregate principal amount	$ 750,000	$ 400,000